GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL.
GOODWILL

12.GOODWILL

The goodwill of RMB572,216 and RMB572,216 (US$78,393) as of December 31, 2024 and 2025 represented the goodwill of RMB158,724 generated from the acquisition of GFMH, CMCC, SJYH and BPMC by the Group in 2019, the goodwill of RMB45,272 generated from the acquisition of Tianjin Jiatai Group by the Group in 2019, the goodwill of RMB3,211 generated from the acquisition the New Spring Group in 2020, and the goodwill of RMB368,220 generated from the acquisition the HealthingKon in 2021, and the goodwill of RMB3,211 generated from the disposal of New Spring Group in 2024, and there were no additions to goodwill in 2025. (Note 4).

The changes in the carrying amount of goodwill are as follow:

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Balance as of January 1	575,427	572,216	81,826
Addition	—	—	—
Disposal	(3,211)	—	—
Impairment	—	—	—
Balance as of December 31	572,216	572,216	81,826

No impairment was recognized for the years ended December 31, 2023, 2024 and 2025.